Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment, net [Abstract]
Land		$ 2,376	$ 2,324
Buildings		35,659	34,680
Machinery and equipment		35,349	36,781
Computer and software		28,189	30,023
Leasehold improvements		9,991	12,102
Capitalized software		17,031	13,811
Furniture and fixtures		3,604	3,321
Construction in progress	[1]	7,654	9,247
Total property and equipment		139,853	142,289
Accumulated depreciation and amortization		(89,704)	(95,823)
Property and equipment, net		$ 50,149	$ 46,466

[1]	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property, plant and equipment upon completion.